Aristotle Portfolio Optimization Conservative Fund
NOTES TO SCHEDULE OF INVESTMENTS
As of December 31, 2023 (Unaudited)

Transactions with Affiliates
An affiliated issuer is an entity in which the Fund has ownership of at least 5% of the voting securities or any investment in an Aristotle Fund. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of December 31, 2023 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end.

					Change in
	Value,			Net	Unrealized	Value,			Shares,
	Beginning		Sales	Realized	Appreciation	End	Distributions	Interest	End
	of Period	Purchases	Proceeds	Gain (Loss)	(Depreciation)	of Period	Received	Income	of Period
Aristotle Core Equity Fund - Class I*	$-	$5,949,706	$(1,588,437)	$76,642	$701,191	$5,139,102	$-	$16,189	443,791
Aristotle Core Income Fund - Class I**	12,954,697	75,218,986	(31,493,167)	(938,750)	1,029,136	56,770,902	-	2,195,814	5,822,657
Aristotle Floating Rate Income Fund - Class I**	4,330,270	4,536,697	(12,213,934)	(49,644)	5,537,756	2,141,145	213,209	(40)	224,674
Aristotle Growth Equity Fund - Class I**	4,789,510	3,686,819	(2,038,616)	(321,462)	611,700	6,727,951	-	956,192	525,211
Aristotle High Yield Bond Fund - Class I**	7,722,052	2,113,674	(3,436,160)	156,293	59,665	6,615,524	-	339,248	718,298
Aristotle International Equity Fund - Class I*	-	5,363,782	(1,042,597)	(12,772)	297,240	4,605,653	-	9,860	430,033
Aristotle Short Duration Income Fund - Class I**	-	31,173,829	(6,587,388)	(5,589)	327,637	24,908,489	-	860,764	2,458,883
PF Emerging Markets Debt - Class P	4,262,568	-	(4,288,599)	(190,882)	216,913	-	-	-	-
PF Emerging Markets - Class P	1,738,909	4,100	(1,773,206)	29,682	515	-	4,100	-	-
PF Inflation Managed - Class P	7,619,544	-	(7,654,866)	(3,113)	38,435	-	-	-	-
PF International Growth - Class P	437,993	-	(447,418)	25,019	(15,594)	-	-	-	-
PF International Value - Class P	2,031,157	5,737	(2,086,599)	118,011	(68,306)	-	5,737	-	-
PF Large-Cap Value - Class P	8,065,481	598,679	(8,181,605)	411,085	(893,640)	-	598,679	-	-
PF Managed Bond - Class P	66,252,605	27,221	(66,282,212)	(6,755,359)	6,757,745	-	27,221	-	-
PF Multi-Asset - Class P	18,929,165	385,685	(19,092,906)	(210,000)	(11,944)	-	385,685	-	-
PF Real Estate - Class P	1,784,671	44,744	(1,767,173)	(406,727)	344,485	-	44,744	-	-
PF Short Duration Bond - Class P	28,627,493	242,408	(28,661,091)	(821,095)	612,285	-	242,408	-	-
PF Small-Cap Value - Class P	870,939	48,916	(860,903)	42,416	(101,368)	-	48,916	-	-
	$170,417,054	$129,400,983	$(199,496,877)	$(8,856,245)	$15,443,851	$106,908,766	$1,570,699	$4,378,027	$10,623,547

*The Aristotle Core Equity Fund Class I and the Aristotle International Equity Fund Class I reflect activity from the inception date of April 17, 2023 through December 31, 2023.
**Effective April 17, 2023, the Pacific Funds Core Income Class P, Pacific Funds Floating Rate Income Class P, Pacific Funds High Income Class P, PF Growth Fund Class P, and the Pacific Funds Short Duration Income Class I converted to the Aristotle Core Income Fund Class I, Aristotle Floating Rate Income Fund Class I, Aristotle High Yield Bond Fund Class I, Aristotle Growth Equity Fund Class I, and the Aristotle Short Duration Income Class I, respectively.

Aristotle Portfolio Optimization Moderate Conservative Fund
NOTES TO SCHEDULE OF INVESTMENTS
As of December 31, 2023 (Unaudited)

Transactions with Affiliates
An affiliated issuer is an entity in which the Fund has ownership of at least 5% of the voting securities or any investment in an Aristotle Fund. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of December 31, 2023 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end.

					Change in
	Value,			Net	Unrealized	Value,			Shares,
	Beginning		Sales	Realized	Appreciation	End	Distributions	Interest	End
	of Period	Purchases	Proceeds	Gain (Loss)	(Depreciation)	of Period	Received	Income	of Period
Aristotle Core Equity Fund - Class I*	$-	$15,255,380	$(3,452,844)	$173,550	$1,892,294	$13,868,380	$-	$43,707	1,197,615
Aristotle Core Income Fund - Class I**	14,499,588	86,418,811	(33,803,958)	(971,514)	1,040,029	67,182,956	-	2,564,664	6,890,560
Aristotle Floating Rate Income Fund - Class I**	5,816,367	2,666,355	(5,503,560)	(45,332)	107,689	3,041,519	273,669	-	319,152
Aristotle Growth Equity Fund - Class I**	7,749,474	11,890,381	(5,342,896)	(966,800)	2,814,056	16,144,215	-	2,288,445	1,260,282
Aristotle High Yield Bond Fund - Class I**	10,412,163	813,528	(2,140,219)	(174,730)	484,337	9,395,079	-	489,182	1,020,095
Aristotle International Equity Fund - Class I*	-	17,581,952	(4,247,357)	(90,002)	926,721	14,171,314	-	30,351	1,323,185
Aristotle Short Duration Income Fund - Class I**	-	27,916,974	(6,942,927)	(19,500)	275,390	21,229,937	-	730,456	2,095,749
PF Emerging Markets Debt - Class P	5,747,558	-	(5,782,667)	(330,238)	365,347	-	-	-	-
PF Emerging Markets - Class P	4,689,335	11,090	(4,782,006)	112,463	(30,882)	-	11,090	-	-
PF Inflation Managed - Class P	7,990,966	-	(8,027,966)	(121,119)	158,119	-	-	-	-
PF International Growth - Class P	1,889,805	-	(1,930,575)	(53,783)	94,553	-	-	-	-
PF International Value - Class P	4,286,594	12,144	(4,403,881)	642,666	(537,523)	-	12,144	-	-
PF Large-Cap Value - Class P	11,111,311	827,301	(11,271,486)	1,235,162	(1,902,288)	-	827,301	-	-
PF Managed Bond - Class P	74,124,307	30,553	(74,157,088)	(8,504,844)	8,507,072	-	30,553	-	-
PF Multi-Asset - Class P	50,808,832	1,036,925	(51,249,117)	(2,849,597)	2,252,957	-	1,036,925	-	-
PF Real Estate - Class P	3,609,425	90,770	(3,573,953)	(131,902)	5,660	-	90,770	-	-
PF Short Duration Bond - Class P	26,112,623	221,828	(26,143,257)	(432,625)	241,431	-	221,828	-	-
PF Small-Cap Growth - Class P	1,187,130	-	(1,193,631)	54,583	(48,082)	-	-	-	-
PF Small-Cap Value - Class P	1,174,317	66,163	(1,160,789)	(118,041)	38,350	-	66,163	-	-
	$231,209,795	$164,840,155	$(255,110,177)	$(12,591,603)	$16,685,231	$145,033,400	$2,570,443	$6,146,805	14,106,638

*The Aristotle Core Equity Fund Class I and the Aristotle International Equity Fund Class I reflect activity from the inception date of April 17, 2023 through December 31, 2023.
**Effective April 17, 2023, the Pacific Funds Core Income Class P, Pacific Funds Floating Rate Income Class P, Pacific Funds High Income Class P, PF Growth Fund Class P, and the Pacific Funds Short Duration Income Class I converted to the Aristotle Core Income Fund Class I, Aristotle Floating Rate Income Fund Class I, Aristotle High Yield Bond Fund Class I, Aristotle Growth Equity Fund Class I, and the Aristotle Short Duration Income Class I, respectively.

Aristotle Portfolio Optimization Moderate Fund
NOTES TO SCHEDULE OF INVESTMENTS
As of December 31, 2023 (Unaudited)

Transactions with Affiliates
An affiliated issuer is an entity in which the Fund has ownership of at least 5% of the voting securities or any investment in an Aristotle Fund. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of December 31, 2023 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end.

					Change in
	Value,			Net	Unrealized	Value,			Shares,
	Beginning		Sales	Realized	Appreciation	End	Distributions	Interest	End
	of Period	Purchases	Proceeds	Gain (Loss)	(Depreciation)	of Period	Received	Income	of Period
Aristotle Core Equity Fund - Class I*	$-	$85,059,617	$(17,006,092)	$838,081	$10,873,907	$79,765,513	$-	$250,572	6,888,214
Aristotle Core Income Fund - Class I**	28,717,154	186,932,739	(80,974,044)	(2,270,192)	2,280,119	134,685,776	-	5,134,415	13,813,926
Aristotle Floating Rate Income Fund - Class I**	11,594,443	12,116,082	(20,252,731)	(92,980)	94,931	3,459,745	417,647	-	363,037
Aristotle Growth Equity Fund - Class I**	71,501,607	49,131,240	(17,354,033)	(10,404)	3,001,570	106,269,980	-	15,024,965	8,295,861
Aristotle High Yield Bond Fund - Class I**	26,801,969	5,994,478	(8,716,857)	(899,364)	1,755,820	24,936,046	-	1,266,609	2,707,497
Aristotle International Equity Fund - Class I*	-	69,556,331	(10,410,558)	(92,787)	4,162,609	63,215,595	-	134,953	5,902,483
Aristotle Short Duration Income Fund - Class I**	-	115,015,385	(26,442,670)	(50,387)	1,161,782	89,684,110	-	3,140,811	8,853,318
PF Emerging Markets Debt - Class P	11,413,082	-	(11,482,790)	(529,619)	599,327	-	-	-	-
PF Emerging Markets - Class P	15,519,324	36,730	(15,826,439)	1,414,556	(1,144,171)	-	36,730	-	-
PF Inflation Managed - Class P	11,334,388	-	(11,386,843)	(828,358)	880,813	-	-	-	-
PF International Growth - Class P	5,472,496	-	(5,590,629)	(191,291)	309,424	-	-	-	-
PF International Value - Class P	17,338,697	49,156	(17,813,375)	2,237,826	(1,812,304)	-	49,156	-	-
PF Large-Cap Value - Class P	61,418,565	4,576,145	(62,304,855)	3,329,110	(7,018,965)	-	4,576,145	-	-
PF Managed Bond - Class P	148,020,343	61,056	(148,084,541)	(16,028,581)	16,031,723	-	61,056	-	-
PF Multi-Asset - Class P	231,986,731	4,736,523	(233,998,405)	(17,456,273)	14,731,424	-	4,736,523	-	-
PF Real Estate - Class P	11,945,415	300,613	(11,828,135)	594,586	(1,012,479)	-	300,613	-	-
PF Short Duration Bond - Class P	101,452,141	862,454	(101,570,696)	(1,385,850)	641,951	-	862,454	-	-
PF Small-Cap Growth - Class P	7,857,717	-	(7,900,968)	1,662,931	(1,619,680)	-	-	-	-
PF Small-Cap Value - Class P	7,772,921	438,260	(7,683,549)	(964,206)	436,574	-	438,260	-	-
	$770,146,993	$534,866,809	$(816,628,210)	$(30,723,202)	$44,354,375	$502,016,765	$11,478,584	$24,952,325	46,824,336

*The Aristotle Core Equity Fund Class I and the Aristotle International Equity Fund Class I reflect activity from the inception date of April 17, 2023 through December 31, 2023.
**Effective April 17, 2023, the Pacific Funds Core Income Class P, Pacific Funds Floating Rate Income Class P, Pacific Funds High Income Class P, PF Growth Fund Class P, and the Pacific Funds Short Duration Income Class I converted to the Aristotle Core Income Fund Class I, Aristotle Floating Rate Income Fund Class I, Aristotle High Yield Bond Fund Class I, Aristotle Growth Equity Fund Class I, and the Aristotle Short Duration Income Class I, respectively.

Aristotle Portfolio Optimization Growth Fund
NOTES TO SCHEDULE OF INVESTMENTS
As of December 31, 2023 (Unaudited)

Transactions with Affiliates
An affiliated issuer is an entity in which the Fund has ownership of at least 5% of the voting securities or any investment in an Aristotle Fund. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of December 31, 2023 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end.

					Change in
	Value,			Net	Unrealized	Value,			Shares,
	Beginning		Sales	Realized	Appreciation	End	Distributions	Interest	End
	of Period	Purchases	Proceeds	Gain (Loss)	(Depreciation)	of Period	Received	Income	of Period
Aristotle Core Equity Fund - Class I*	$-	$85,233,156	$(16,418,013)	$746,139	$10,972,970	$80,534,252	$-	$252,858	6,954,599
Aristotle Core Income Fund - Class I**	13,315,995	89,009,287	(39,697,452)	(954,083)	939,852	62,613,599	-	2,374,471	6,421,908
Aristotle Floating Rate Income Fund - Class I**	6,665,130	10,230,182	(16,815,248)	(74,341)	(5,723)	-	152,760	4,322	-
Aristotle Growth Equity Fund - Class I**	33,067,190	80,816,936	(19,528,858)	437,761	2,505,468	97,298,497	-	13,667,627	7,595,511
Aristotle High Yield Bond Fund - Class I**	13,164,279	1,730,618	(2,842,046)	(255,181)	657,218	12,454,888	-	639,022	1,352,322
Aristotle International Equity Fund - Class I*	-	93,769,831	(14,726,773)	(138,921)	5,574,318	84,478,455	-	180,252	7,887,811
Aristotle Short Duration Income Fund - Class I**	-	76,003,814	(25,320,301)	(86,709)	663,848	51,260,652	-	1,870,240	5,060,282
PF Emerging Markets Debt - Class P	6,540,091	-	(6,580,039)	(303,577)	343,525	-	-	-	-
PF Emerging Markets - Class P	23,344,619	55,196	(23,806,247)	1,434,154	(1,027,722)	-	55,196	-	-
PF Inflation Managed - Class P	6,494,874	-	(6,524,929)	(433,315)	463,370	-	-	-	-
PF International Growth - Class P	4,031,950	-	(4,118,903)	(713,270)	800,223	-	-	-	-
PF International Small-Cap - Class P	6,682,683	89,639	(6,764,403)	818,793	(826,712)	-	89,639	-	-
PF International Value - Class P	14,226,516	40,294	(14,615,623)	5,629,466	(5,280,653)	-	40,294	-	-
PF Large-Cap Value - Class P	29,591,040	2,202,620	(30,017,792)	4,827,973	(6,603,841)	-	2,202,620	-	-
PF Managed Bond - Class P	67,488,648	27,810	(67,517,791)	(5,155,017)	5,156,350	-	27,810	-	-
PF Multi-Asset - Class P	337,761,631	6,896,653	(340,690,424)	(48,485,553)	44,517,693	-	6,896,653	-	-
PF Real Estate - Class P	10,267,646	258,144	(10,166,923)	5,595,053	(5,953,920)	-	258,144	-	-
PF Short Duration Bond - Class P	61,364,329	521,135	(61,435,997)	(626,165)	176,698	-	521,135	-	-
PF Small-Cap Growth - Class P	13,508,206	-	(13,582,266)	1,511,430	(1,437,370)	-	-	-	-
PF Small-Cap Value - Class P	20,043,904	1,129,003	(19,813,252)	(1,687,318)	327,663	-	1,129,003	-	-
	$667,558,731	$448,014,318	$(740,983,280)	$(37,912,681)	$51,963,255	$388,640,343	$11,373,254	$18,988,792	35,272,433

*The Aristotle Core Equity Fund Class I and the Aristotle International Equity Fund Class I reflect activity from the inception date of April 17, 2023 through December 31, 2023.
**Effective April 17, 2023, the Pacific Funds Core Income Class P, Pacific Funds Floating Rate Income Class P, Pacific Funds High Income Class P, PF Growth Fund Class P, and the Pacific Funds Short Duration Income Class I converted to the Aristotle Core Income Fund Class I, Aristotle Floating Rate Income Fund Class I, Aristotle High Yield Bond Fund Class I, Aristotle Growth Equity Fund Class I, and the Aristotle Short Duration Income Class I, respectively.

Aristotle Portfolio Optimization Aggressive Growth Fund
NOTES TO SCHEDULE OF INVESTMENTS
As of December 31, 2023 (Unaudited)

Transactions with Affiliates
An affiliated issuer is an entity in which the Fund has ownership of at least 5% of the voting securities or any investment in an Aristotle Fund. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of December 31, 2023 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end.

					Change in
	Value,			Net	Unrealized	Value,			Shares,
	Beginning		Sales	Realized	Appreciation	End	Distributions	Interest	End
	of Period	Purchases	Proceeds	Gain (Loss)	(Depreciation)	of Period	Received	Income	of Period
Aristotle Core Equity Fund - Class I*	$-	$44,544,390	$(8,623,043)	$398,522	$5,737,823	$42,057,692	$-	$132,704	3,631,925
Aristotle Core Income Fund - Class I**	1,937,451	12,995,662	(5,914,982)	(109,983)	157,487	9,065,635	-	343,114	929,809
Aristotle Floating Rate Income Fund - Class I**	1,329,126	2,718,944	(4,028,234)	(18,428)	(1,408)	-	37,157	(2,630)	-
Aristotle Growth Equity Fund - Class I**	29,090,122	23,969,095	(12,811,899)	(266,651)	2,243,430	42,224,097	-	6,052,576	3,296,182
Aristotle High Yield Bond Fund - Class I**	2,617,630	3,026,756	(2,029,777)	222	141,356	3,756,187	-	167,376	407,838
Aristotle International Equity Fund - Class I*	-	40,327,337	(9,779,614)	(29,851)	2,171,942	32,689,814	-	70,099	3,052,270
Aristotle Short Duration Income Fund - Class I**	-	13,451,273	(2,680,816)	(2,038)	141,691	10,910,110	-	369,936	1,077,010
PF Emerging Markets Debt Fund - Class P	2,600,912	-	(2,616,806)	(89,064)	104,958	-	-	-	-
PF Emerging Markets Fund - Class P	10,609,946	24,943	(10,819,118)	758,106	(573,877)	-	24,943	-	-
PF International Growth Fund - Class P	6,948,122	-	(7,097,225)	(1,089,917)	1,239,020	-	-	-	-
PF International Small-Cap Fund - Class P	3,986,358	53,163	(4,034,761)	534,949	(539,709)	-	53,163	-	-
PF International Value Fund - Class P	4,310,449	12,140	(4,427,869)	2,103,067	(1,997,787)	-	12,140	-	-
PF Large-Cap Value Fund - Class P	19,924,701	1,474,684	(20,211,374)	1,033,266	(2,221,277)	-	1,474,684	-	-
PF Managed Bond Fund - Class P	9,631,621	3,945	(9,635,757)	(21,249)	21,440	-	3,945	-	-
PF Multi-Asset Fund - Class P	133,912,215	2,729,107	(135,070,929)	(23,036,651)	21,466,258	-	2,729,107	-	-
PF Real Estate Fund - Class P	6,805,298	170,132	(6,738,867)	2,063,988	(2,300,551)	-	170,132	-	-
PF Short Duration Bond Fund - Class P	11,559,924	97,588	(11,573,418)	(158,588)	74,494	-	97,588	-	-
PF Small-Cap Growth Fund - Class P	9,400,788	-	(9,451,705)	(652,278)	703,195	-	-	-	-
PF Small-Cap Value Fund - Class P	11,956,432	669,539	(11,818,873)	(1,443,791)	636,693	-	669,539	-	-
	$266,621,095	$146,268,698	$(279,365,067)	$(20,026,369)	$27,205,178	$140,703,535	$5,272,398	$7,133,175	12,395,034

*The Aristotle Core Equity Fund Class I and the Aristotle International Equity Fund Class I reflect activity from the inception date of April 17, 2023 through December 31, 2023.
**Effective April 17, 2023, the Pacific Funds Core Income Class P, Pacific Funds Floating Rate Income Class P, Pacific Funds High Income Class P, PF Growth Fund Class P, and the Pacific Funds Short Duration Income Class I converted to the Aristotle Core Income Fund Class I, Aristotle Floating Rate Income Fund Class I, Aristotle High Yield Bond Fund Class I, Aristotle Growth Equity Fund Class I, and the Aristotle Short Duration Income Class I, respectively.